Assets and liabilities held for sale - Narrative (Details) £ in Millions	Dec. 31, 2025 property	Apr. 30, 2025 GBP (£)	Apr. 29, 2024 GBP (£)
Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration		£ 0.8
Held for Sale Entities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties | property	1
Payable on first anniversary | Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration			£ 0.5
Payable on second anniversary | Disposed by sale | Rokshaw Limited (“Rokshaw”)’s noncannabis operation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration			£ 0.5